SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2019
Separate Financial Statements [Abstract]
Condensed Income Statement
The following table provides consolidated summary financial information for the partnership, BOP Split, BPO, Brookfield Property Finance ULC, Brookfield Property Preferred Equity Inc. and the holding entities:

(US$ Millions)	Brookfield Property Partners L.P.	BOP Split Corp.	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding Entities(2)	Additional holding entities and eliminations(3)	Consolidating Adjustments(4)	Brookfield Property Partners L.P. consolidated
Year ended December 31, 2019
Revenue	$—	$32	$163	$—	$43	$1,767	$392	$5,806	$8,203
Net income attributable to unitholders(1)	967	386	767	—	(41)	1,956	688	(2,767)	1,956

Year ended December 31, 2018
Revenue	$—	$27	$166	$—	$8	$1,192	$167	$5,679	$7,239
Net income attributable to unitholders(1)	767	417	(1,419)	—	—	1,978	(34)	269	1,978

Year ended December 31, 2017
Revenue	$—	$—	$197	$—	$—	$1,518	$—	$4,420	$6,135
Net income attributable to unitholders(1)	138	(409)	(763)	—	—	375	17	1,017	375

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPR Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

Condensed Balance Sheet

(US$ Millions)	Brookfield Property Partners L.P.	BOP Split Corp.	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding Entities(2)	Additional holding entities and eliminations(3)	Consolidating Adjustments(4)	Brookfield Property Partners L.P. consolidated
As of Dec. 31, 2019
Current assets	$—	$12	$127	$—	$673	$8,436	$176	$(6,522)	$2,902
Non-current assets	14,517	11,739	23,830	—	429	29,367	2,049	26,423	108,354
Assets held for sale	—	—	—	—	—	—	—	387	387
Current liabilities	—	995	131	—	15	5,981	1,129	4,075	12,326
Non-current liabilities	—	6,173	6,744	—	1,078	2,871	519	36,857	54,242
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	140	140
Preferred equity	420	—	—	—	—	—	—	—	420
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	—	—	13,701	15,985
Equity attributable to unitholders(1)	$14,097	$4,583	$14,798	$—	$9	$28,951	$577	$(34,485)	$28,530

As of Dec. 31, 2018
Current assets	$—	$52	$151	$—	$596	$6,144	$330	$(1,163)	$6,110
Non-current assets	13,273	11,748	20,359	—	—	30,277	1,775	37,974	115,406
Assets held for sale	—	—	—	—	—	—	—	1,004	1,004
Current liabilities	—	2,806	678	—	593	5,731	1,834	(1,499)	10,143
Non-current liabilities	—	3,053	4,738	—	—	2,406	5	55,272	65,474
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	163	163
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	—	—	16,172	18,456
Equity attributable to unitholders(1)	$13,273	$5,941	$12,810	$—	$3	$28,284	$266	$(32,293)	$28,284

(1)	Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPR Units.

(2)	Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.

(3)
Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities

(4)	Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.